Form 13F
Cover Page
Report for the Calendar Year or Quarter Ended: 03/31/2002
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):      [  ] is a restatement
                               [  ] adds a new holdings
entries

Institutional Investment Manager Filing this Report:

Name:              Petrus Securities, L.P.
Address:    12377 Merit Dr.
            Dallas, TX
            75251

Form 13F File Number: 28-N/A

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:       Joe E. Walters
Title:      V.P. & Treasurer
Phone:      972-788-3049

Signature, Place, and Date of Signing:

Joe E. Walters     Dallas, Texas      5/8/2002

Report Type (Check only one):

[X] 13F Holding Report (Check here if all holdings of this reporting manager are reported in this report

[ ] 13F Notice (Check here if no holdings are reported in this report, and all holdings are reported by other reporting managers.

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section]



Form 13F

Information Table


Name of Issuer                 Class  Cusip      Value x  Sh / Put  Discre  Other    Voting
                                              1000     / Call    tion    Mgrs     Auth.
AMERON INTERNATIONAL           Com    030710107  100      1400      Sole     None     Sole
FIRST CITIZENS BANCSH          A      31946M103  175      1700      Sole     None     Sole
M/I SCHOTTENSTEIN HOMES        Com    55305B101  102      1800      Sole     None     Sole
Xilinx Inc.                    Com    983919101  77       1940      Sole     None     Sole
RYLAND GROUP                   Com    783764103  189      2100      Sole     None     Sole
MIDLAND CO                     Com    597486109  107      2500      Sole     None     Sole
TRACTOR SUPPLY                 Com    892356106  115      2500      Sole     None     Sole
TORO                           Com    891092108  155      2600      Sole     None     Sole
EMCOR GROUP                    Com    29084Q100  168      2900      Sole     None     Sole
PENN VIRGINIA                  Com    707882106  124      3100      Sole     None     Sole
COORSTEK                       Com    217020106  131      3400      Sole     None     Sole
TRIUMPH GROUP                  Com    896818101  133      3400      Sole     None     Sole
DEB SHOPS                      Com    242728103  96       3600      Sole     None     Sole
NASH FINCH CO                  Com    631158102  98       3600      Sole     None     Sole
Playtex                        Com    72813P100  42       3873      Sole     None     Sole
MDC HOLDINGS                   Com    552676108  181      4200      Sole     None     Sole
CENTRAL VERMONT PUB SERV       Com    155771108  77       4300      Sole     None     Sole
GREIF BROS CORP                A      397624107  157      4400      Sole     None     Sole
LNR PROPERTY CORP              Com    501940100  154      4400      Sole     None     Sole
CATO CORP                      A      149205106  107      4800      Sole     None     Sole
GROUP 1 AUTOMOTIVE INC         Com    398905109  187      4800      Sole     None     Sole
ARCTIC CAT INC                 Com    039670104  99       4900      Sole     None     Sole
LENNAR CORP                    Com    526057104  259      4900      Sole     None     Sole
SONIC AUTOMOTIVE INC           A      83545G102  147      4900      Sole     None     Sole
STEWART INFORMATION SERVICES   Com    860372101  98       4900      Sole     None     Sole
SKECHERS U S A INC             Com    830566105  95       5000      Sole     None     Sole
KEY PRODUCTION CO INC          Com    493138101  99       5200      Sole     None     Sole
UNITED AUTO GROUP INC          Com    909440109  117      5200      Sole     None     Sole
STANDARD PACIFIC CP            Com    85375C101  152      5400      Sole     None     Sole
VALERO ENERGY CORP             Com    91913Y100  277      5600      Sole     None     Sole
HAVERTY FURNITURE              Com    419596101  98       5700      Sole     None     Sole
HOVNANIAN ENTRPRS INC          A      442487203  152      5700      Sole     None     Sole
POLO RALPH LAUREN CORP         Com    731572103  166      5700      Sole     None     Sole
RYAN'S FAMILY STK HOUSES INC   Com    783519101  154      6400      Sole     None     Sole
CORNING, INC.                  Com    219350105  49       6465      Sole     None     Sole
PUBLIC SERVICE CO OF N MEX     Com    744499104  202      6600      Sole     None     Sole
RJ REYNOLDS TOBACCO HLDGS      Com    76182K105  427      6600      Sole     None     Sole
LAFARGE NORTH AMERICA INC      Com    505862102  290      6700      Sole     None     Sole
Michael Stores                 Com    594087108  268      7100      Sole     None     Sole
AZTAR CORP                     Com    054802103  158      7200      Sole     None     Sole
HELMERICH & PAYNE              Com    423452101  289      7200      Sole     None     Sole
OVERSEAS SHIPHOLDING GROUP     Com    690368105  177      7300      Sole     None     Sole
PRECISION CASTPARTS CORP       Com    740189105  258      7300      Sole     None     Sole
ELECTRO RENT CORP              Com    285218103  102      7400      Sole     None     Sole
GRIFFON CORP                   Com    398433102  127      7600      Sole     None     Sole
WALLACE COMPUTER SVCS INC      Com    932270101  154      7600      Sole     None     Sole
INTEGRATED SILICON SOLUTION    Com    45812P107  99       7700      Sole     None     Sole
COX RADIO INC                  Com    224051102  222      7800      Sole     None     Sole
PIONEER STANDARD ELECTRONICS   Com    723877106  120      8500      Sole     None     Sole
EMC  Corp.                     Com    268648102  103      8680      Sole     None     Sole
GLATFELTER                     Com    377316104  165      9200      Sole     None     Sole
SENIOR HOUSING PPTYS TRUST     Com    81721M109  134      9300      Sole     None     Sole
UNIT CORP                      Com    909218109  170      9300      Sole     None     Sole
INTRAWEST CORP                 Com    460915200  172      9500      Sole     None     Sole
KULICKE & SOFFA INDUSTRIES     Com    501242101  198      9500      Sole     None     Sole
NBTY INC                       Com    628782104  167      9800      Sole     None     Sole
Automatic Data Processing      Com    053015103  583      10000     Sole     None     Sole
ANTHRACITE CAPITAL INC         Com    037023108  116      10100     Sole     None     Sole
Avax Technologies Inc          Com    053495305  5        10239     Sole     None     Sole
IDT CORP                       Com    448947101  208      10300     Sole     None     Sole
JDS Uniphase Corp              Com    46612J101  62       10500     Sole     None     Sole
Johnson & Johnson              Com    478160104  779      12000     Sole     None     Sole
ENTERGY CORP                   Com    29364G103  525      12100     Sole     None     Sole
GSI LUMONICS INC               Com    36229U102  124      12300     Sole     None     Sole
AQUILA INC                     Com    03840P102  302      12500     Sole     None     Sole
SECURITY CAP GRP INC           B      81413P204  318      12500     Sole     None     Sole
PIONEER NATURAL RESOURCES CO   Com    723787107  288      12900     Sole     None     Sole
VISHAY INTRTECHNOLOGY          Com    928298108  311      15300     Sole     None     Sole
IDT CORP                       B      448947309  288      16300     Sole     None     Sole
Pfizer Inc                     Com    717081103  676      17000     Sole     None     Sole
Alberto-Culver Co.             A      013068200  906      18800     Sole     None     Sole
Autozone Inc.                  Com    053332102  1515     22000     Sole     None     Sole
ADVANCED MICRO DEVICES         Com    007903107  362      24600     Sole     None     Sole
AUTONATION INC                 Com    05329W102  375      26800     Sole     None     Sole
Merck & Co., Inc.              Com    589331107  1569     27250     Sole     None     Sole
Neiman Marcus Group            B      640204301  1091     33300     Sole     None     Sole
Schering-Plough Corp.          Com    806605101  1150     36750     Sole     None     Sole
Bristol-Myers Squibb Co.       Com    110122108  1579     39000     Sole     None     Sole
Scotts Company                 Com    810186106  2054     44875     Sole     None     Sole
WASHINGTON MUTUAL              Com    939322103  1690     51000     Sole     None     Sole
Microsoft Corp.                Com    594918104  3239     53700     Sole     None     Sole
Mail-Well Inc                  Com    560321200  360      57300     Sole     None     Sole
Bandag, Inc.                   A      059815308  2267     68400     Sole     None     Sole
SUN MICROSYSTEMS INC           Com    866810104  681      77210     Sole     None     Sole
Zale Corp.                     Com    988858106  3248     80000     Sole     None     Sole
Reader's Digest Assn- CL A     Com    755267101  2449     109300    Sole     None     Sole
TJX Companies Inc.             Com    872540109  4521     113000    Sole     None     Sole
Applied Materials Inc.         Com    038222105  8124     149700    Sole     None     Sole
FIRST DATA CORP.               Com    319963104  14091    161500    Sole     None     Sole
Dell Computer Corp             Com    247025109  4230     162000    Sole     None     Sole
McDonald's Corporation         Com    580135101  4837     174300    Sole     None     Sole
Mattel Inc                     Com    577081102  5585     268000    Sole     None     Sole
ARROW ELECTRONICS INC          Com    042735100  8433     301484    Sole     None     Sole
Pericom Semiconductor Corp.    Com    713831105  4793     339000    Sole     None     Sole
Administaff Inc.               Com    007094105  18153    657000    Sole     None     Sole


Form 13F Summary Page

Report Summary:

Number of other Included Managers: 0

Form 13F Information Table Entry Total: 95

Form 13F Information Table Value Total: 110,527,309


List Other Included Managers:

None